Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Contingency [Line Items]
Income tax (expense) benefit at the federal statutory rate of 24.5%									$ (2,270)	$ (4,839)	$ 1,877
Federal statutory income tax rate, percent									24.50%		35.00%
State and local income taxes, net of federal tax benefit									$ (1,053)	(34)	$ (791)
Foreign tax rate differential (local statutory rates ranging from 17% to 30%)									(2,389)	914	272
Nondeductible transaction costs									(1,489)	0	0
Nondeductible interest expense									(853)	(1,396)	(1,141)
Meals and entertainment expense									(553)	(649)	(601)
Nondeductible legal expenses									0	(859)	0
Other nondeductible expenses									(47)	(488)	(3)
Impact of tax rate changes									3,626	0	0
Valuation allowances									(4,218)	(2,264)	17,714
Share-based compensation in excess of accounting									5,156	0	0
Nondeductible loss on sale of subsidiary									1,131	0	0
Return-to-provision adjustments									449	895	1,043
Non-controlling interest									428	1,486	0
Net benefit of foreign R&D expenses									336	(1,060)	0
Transaction related contingent liabilities									89	0	0
Puerto Rico taxes, net of federal benefit									0	(556)	0
Contingent liabilities - warranty									0	566	0
Contingent liabilities - long term disability									0	105	236
Foreign R&D credit									0	1,165	189
Other									275	(403)	(401)
Income taxes	$ (2,342)	$ (1,433)	$ (2,018)	$ 4,410	$ (7,122)	$ (12,202)	$ 4,812	$ 7,095	$ (1,382)	$ (7,417)	$ 18,394
Minimum [Member]
Income Tax Contingency [Line Items]
Local statutory rates ranging from 17% to 30%									17.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Local statutory rates ranging from 17% to 30%									30.00%